Cover	Aug. 05, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2021
Entity File Number	001-40500
Entity Registrant Name	ZIMMER ENERGY TRANSITION ACQUISITION CORP.
Entity Central Index Key	0001849408
Entity Tax Identification Number	86-2286053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	371-8688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one Warrant to purchase one share of Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one Warrant to purchase one share of Class A common stock
Trading Symbol	ZTAQU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ZT
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	ZTAQW
Security Exchange Name	NASDAQ